Financial risk management and fair values - Contractual Maturities of Financial Liabilities (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount, Trade and other payables due to third parties		¥ 264,870	¥ 264,870		¥ 218,122
Carrying amount, Trade and other payables due to third parties		264,870	264,870		218,122
Carrying amount, Other payables due to related parties	[1],[2],[3],[4],[5],[6]	136,045	136,045		134,745
Contractual cash flow, Trade and other payables due to third parties		264,870	264,870		¥ 218,122
Contractual cashflow,Other payables due to related parties		136,045	136,045
Lease liabilities		20,502	20,502	¥ 411,090
Contractual cash flow, Lease liabilities		27,356	27,356
1 year or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Trade and other payables due to third parties		264,870	264,870
Contractual cashflow,Other payables due to related parties		136,045	136,045
Lease liabilities		1,753	1,753
Contractual cash flow, Lease liabilities		2,687	2,687
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		9,904	9,904
Contractual cash flow, Lease liabilities		3,442	13,228
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		6,222	6,222
Contractual cash flow, Lease liabilities		7,999	7,999
more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		2,623	2,623
Contractual cash flow, Lease liabilities		¥ 13,228	¥ 3,442

[1]	During the years ended June 30, 2018, 2019 and 2020, the Group paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB 9,401, RMB10,312 and RMB11,465 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid RMB8,794, RMB10,007 and RMB10,083 to the Group during the years ended June 30, 2018, 2019 and 2020, respectively.During the years ended June 30, 2018, 2019 and 2020, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB4,612, RMB2,731 and RMB3,458 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,124, RMB4,663 and RMB2,759 to the related parties during the years ended June 30, 2018, 2019 and 2020, respectively.During the years ended June 30, 2018, 2019 and 2020, the Group collected amounts of RMB47,070, RMB46,453 and RMB34,649, mainly on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid RMB48,428, RMB47,429 and RMB32,502 to related parties during the years ended June 30, 2018, 2019 and 2020, respectively.The above unsettled balances were included in “Other payables due to related parties” and “Other receivables due from related parties” as of June 30, 2019 and 2020, respectively.
[2]	Mr. Feng, paid awards of RMB15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.
[3]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.
[4]	Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.
[5]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[6]	The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to RMB6,884, RMB23,263 and RMB19,957 during the years ended June 30, 2018, 2019 and 2020.As of June 30, 2019 and 2020, the above unsettled balances of RMB420 and RMB9,160 were recognized in “Other payables due to related parties”.